Joint ventures and equity method investments (Tables)	12 Months Ended
Dec. 31, 2023
Joint ventures and equity method investments
Schedule of fair value of the Group's interest in joint ventures and equity method investments

	December 31,
($ in thousands)	2023	2022
Interest in joint ventures	172,958	174,337
Interest in equity method investments	468	1,359

Schedule of fair value of the Group's share of commitments for the joint ventures and equity method investments

	December 31,
($ in thousands)	2023	2022
Commitments for joint ventures	139,753	146,275
Commitments for equity method investments	15,513	14,651